Investment Strategy	Apr. 29, 2026
REX COIN Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). The Fund’s investment sub-adviser is Vident Asset Management (the “Sub-Adviser”). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Financial Services industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Coinbase Global, Inc.

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the cryptoeconomy. It provides customers around the world with a platform for buying, selling, staking, safekeeping, spending, and transferring crypto assets, as well as critical infrastructure for on-chain activities. The Underlying Security is listed on Nasdaq. Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Coinbase Global, Inc. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Coinbase Global, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Coinbase Global, Inc. (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Coinbase Global, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH COINBASE GLOBAL, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX CRWV Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Software & Services industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

CoreWeave, Inc.

CoreWeave, Inc. is an American AI-native cloud infrastructure provider specializing in delivering massive-scale compute for complex generative AI workloads. The Underlying Security is listed on Nasdaq. CoreWeave, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42563 through the SEC’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of CoreWeave, Inc. The Fund has derived all disclosures contained in this document regarding CoreWeave, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CoreWeave, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CoreWeave, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH COREWEAVE, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX HOOD Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Financial Services industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Robinhood Markets, Inc.

Robinhood Markets, Inc. is a financial services platform that facilitates the purchase and sale of options, cryptocurrencies, and equities. It also sells various related services. The Underlying Security is listed on Nasdaq. Robinhood Markets, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Robinhood Markets, Inc. The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Robinhood Markets, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Robinhood Markets, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ROBINHOOD MARKETS, INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX LLY Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Pharmaceuticals, Biotechnology & Life Sciences industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Eli Lilly and Company

Eli Lilly and Company is a global pharmaceutical company, which is dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. The Underlying Security is listed on NYSE. Eli Lilly and Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Eli Lilly and Company pursuant to the Exchange Act can be located by reference to the SEC file number 001-06351 through the SEC’s website at www.sec.gov. In addition, information regarding Eli Lilly and Company or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Eli Lilly and Company. The Fund has derived all disclosures contained in this document regarding Eli Lilly and Company and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Eli Lilly and Company or the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Eli Lilly and Company or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Eli Lilly and Company or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ELI LILLY AND COMPANY OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX MSTR Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). The Fund’s investment sub-adviser is Vident Asset Management (the “Sub-Adviser”). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Software & Services industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Strategy Inc.

Strategy Inc. develops enterprise analytics software solutions. It is also an operating company committed to the continued development of the bitcoin network through its activities in the financial markets, advocacy and technology innovation. The Underlying Security is listed on Nasdaq. Strategy Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Strategy Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-24435 through the SEC’s website at www.sec.gov. In addition, information regarding Strategy Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Strategy Inc. The Fund has derived all disclosures contained in this document regarding Strategy Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Strategy Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Strategy Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH STRATEGY INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX NVDA Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). The Fund’s investment sub-adviser is Vident Asset Management (the “Sub-Adviser”). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Nvidia Corporation

Nvidia Corporation is a technology company that designs graphics processing units (“GPUs”). Nvidia Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. The Underlying Security is listed on Nasdaq. Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 000-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Nvidia Corporation. The Fund has derived all disclosures contained in this document regarding Nvidia Corporation and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Nvidia Corporation and the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Nvidia Corporation or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH Nvidia Corporation OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX PLTR Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Software & Services industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Palantir Technologies Inc.

Palantir Technologies Inc. specializes in software platforms for big data analytics. The Underlying Security is listed on Nasdaq. Palantir Technologies Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Palantir Technologies Inc. The Fund has derived all disclosures contained in this document regarding Palantir Technologies Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Palantir Technologies Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Palantir Technologies Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Palantir Technologies Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH Palantir Technologies inc. or the underlying security.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX TSLA Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). The Fund’s investment sub-adviser is Vident Asset Management (the “Sub-Adviser”). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Automobiles & Components industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Tesla, Inc.

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. The Underlying Security is listed on Nasdaq. Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH Tesla, Inc. OR THE UNDERLYING SECURITY

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.
REX WMT Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintaining between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund attempts to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments is between 105% and 150% of the Fund’s NAV. The Fund is managed to maintain between 105% and 150% notional exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio consists of the following: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security is between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund provides exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund primarily seeks to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund utilizes options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund attempts to rebalance its portfolio and reset its exposure such that the delta of the options contracts produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund seeks to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

Distributions in excess of current and accumulated earnings and profits will be treated as a return of capital. Regular returns of capital to meet the investment objectives may cause the NAV of the Fund to decline over time as assets are paid out to investors. This could ultimately reduce the ability of the Fund to generate future income and distributions, and may result in the Fund not meeting its investment objectives.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund may hold cash, cash equivalents and other short-term investments, including U.S. Treasuries (including bills, notes and bonds) and money market funds. These securities serve as collateral in connection with the Fund’s swap agreements and generate additional income to the Fund.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of April 30, 2026, the Underlying Security is assigned to the Consumer Staples Distribution & Retail industry group, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented. As such, an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Walmart Inc.

Walmart Inc. is an American multinational discount store operator and one of the largest corporations in the global retail industry. The Underlying Security is listed on NYSE. Walmart Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Walmart Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-16991 through the SEC’s website at www.sec.gov. In addition, information regarding Walmart Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Walmart Inc. The Fund has derived all disclosures contained in this document regarding Walmart Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Walmart Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Walmart Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Walmart Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH WALMART INC. OR THE UNDERLYING SECURITY.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security.